Related Party Transactions and Balances - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended
	Apr. 30, 2020 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Interest free loans		¥ 3,300,214	$ 464,825	¥ 4,237,978
Mr. Liang Changlin [Member]
Related Party Transaction [Line Items]
Interest free loans | $						$ 9,000
Tiejun [Member]
Related Party Transaction [Line Items]
Interest free loans | $						$ 1,100
Founder [Member] | Eat Together Warrant [Member] | Series B Four One Redeemable Convertible Preferred Shares [Member]
Related Party Transaction [Line Items]
Temporary equity, Shares issued | shares	6,664,000
EatBetter Holding Limited [Member]
Related Party Transaction [Line Items]
Ordinary shares are held in trust | shares				37,649,111
Jieyingzhai [Member]
Related Party Transaction [Line Items]
Interest free loans | $					$ 2,500
Glory Graze Holding Limited [Member]
Related Party Transaction [Line Items]
Ordinary shares are held in trust | shares		36,331,367	36,331,367